Summary of Significant Accounting Policies - Significant Customers (Details) - Customer Concentration Risk	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable | Customer A
Concentration Risk [Line Items]
Concentration risk, percentage		45.00%
Accounts Receivable | Customer B
Concentration Risk [Line Items]
Concentration risk, percentage	30.00%
Accounts Receivable | Customer C
Concentration Risk [Line Items]
Concentration risk, percentage	20.00%
Accounts Receivable | Customer D
Concentration Risk [Line Items]
Concentration risk, percentage	17.00%
Revenue | Customer A
Concentration Risk [Line Items]
Concentration risk, percentage	12.00%
Revenue | Customer D
Concentration Risk [Line Items]
Concentration risk, percentage	25.00%